CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 734,872.6	$ 10,625.7	₨ 574,151.0
Investments held for trading, at fair value	265,516.1	3,839.2	167,513.9
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,354,027.6 and Rs.1,634,673.3 (US$ 23,636.1), as of March 31, 2018 and March 31, 2019, respectively]	2,633,348.4	38,076.2	2,221,443.3
Securities purchased under agreements to resell	76,213.5	1,102.0	650,018.6
Loans [net of allowance of Rs. 112,507.2 and Rs. 148,232.0 (US$ 2,143.4), as of March 31, 2018 and March 31, 2019, respectively]	8,963,232.6	129,601.3	7,263,671.8
Accrued interest receivable	93,031.7	1,345.2	77,894.7
Property and equipment, net	43,187.8	624.5	38,968.1
Intangible assets, net	0.0	0.0	1.0
Goodwill	74,937.9	1,083.5	74,937.9
Other assets	395,733.0	5,722.1	298,708.5
Total assets	13,280,073.6	192,019.7	11,367,308.8
Liabilities:
Interest-bearing deposits	7,804,717.5	112,850.2	6,693,649.3
Non-interest-bearing deposits	1,420,309.4	20,536.6	1,190,102.2
Total deposits	9,225,026.9	133,386.8	7,883,751.5
Securities sold under repurchase agreements	174,000.0	2,515.9	138,000.0
Short-term borrowings	654,058.0	9,457.2	779,201.7
Accrued interest payable	79,372.5	1,147.7	65,514.4
Long-term debt	1,044,553.0	15,103.4	932,906.3
Accrued expenses and other liabilities	467,438.6	6,758.8	391,441.6
Total liabilities	11,644,449.0	168,369.8	10,190,815.5
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 3,250,000,000 shares and 3,250,000,000 shares; issued and outstanding 2,595,090,267 shares and 2,723,306,610 shares, as of March 31, 2018 and March 31, 2019, respectively	5,446.6	78.8	5,190.2
Additional paid-in capital	739,763.6	10,696.4	476,570.4
Retained earnings	587,235.2	8,491.0	462,876.2
Statutory reserve	288,321.1	4,168.9	233,323.5
Accumulated other comprehensive income (loss)	11,808.8	170.7	(3,796.7)
Total HDFC Bank Limited shareholders' equity	1,632,575.3	23,605.8	1,174,163.6
Noncontrolling interest in subsidiaries	3,049.3	44.1	2,329.7
Total shareholders' equity	1,635,624.6	23,649.9	1,176,493.3
Total liabilities and shareholders' equity	₨ 13,280,073.6	$ 192,019.7	₨ 11,367,308.8